36 Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Related Party Transactions
36	Related Party Transactions

		Assets		Liabilities			Revenue			Cost / Expense
Related parties / Nature of operation	12.31.2020	12.31.2019	12.31.2020	12.31.2019	12.31.2020	12.31.2019	12.31.2018	12.31.2020	12.31.2019	12.31.2018
Controlling shareholder
State of Paraná - dividends payable	-	-	749,338	190,664	-	-	-	-	-	-
CRC Transfer (Note 8)	1,392,624	1,350,685	-	-	341,964	184,229	188,797	-	-	-
Luz Fraterna Program (a)	6,682	7,478	-	-	-	-	-	-	-	-
Tarifa Rural Noturna Program (a)	8,168	7,639	-	-	-	-	-	-	-	-
Morar Bem Paraná Program (a)	1,057	-	-	-	-	-	-	-	-	-
Employees transferred (b)	87	33	-	-	-	-	-	-	-	-
Telecommunication services (c)	13,686	16,278	-	-	43,248	43,011	41,375	-	-	-
Meteorological System of Paraná - Simepar (c) (d)	2	10	855	705	48	58	54	(8,573)	(7,087)	(1,559)
Entities with significant influence
BNDES and BNDESPAR - dividends payable (e)	-	-	568,315	130,204	-	-	-	-	-	-
Financing (Note 21)	-	-	2,314,166	2,231,409	-	-	-	(151,850)	(175,461)	(131,379)
Debentures - Compagás (Note 22)	-	-	5,890	11,783	-	-	-	(1,681)	(1,194)	(2,625)
Debentures - wind farms (Note 22) (f)	-	-	239,249	253,877	-	-	-	(25,891)	(28,240)	(30,316)
State of Paraná investee
Sanepar (c) (g)	223	294	582	311	4,956	4,710	4,200	(6,598)	(5,852)	(5,227)
Use of water withdrawn from plants’ reservoirs	-	-	-	-	620	480	-	-	-	-
Joint ventures
Voltalia São Miguel do Gostoso -mutual	-	-	-	-	-	-	294	-	-	-
Dividends	1,032	1,032	-	-	-	-	-	-	-	-
Caiuá Transmissora de Energia(c) (h) (i) (j)	261	256	1,401	1,512	3,114	2,792	4,250	(16,267)	(14,233)	(14,869)
Dividends	4,443	4,443	-	-	-	-	-	-	-	-
Integração Maranhense Transmissora (i) (j)	-	-	160	161	-	-	-	(2,029)	(1,938)	(1,797)
Dividends	3,806	4,306	-	-	-	-	-	-	-	-
Matrinchã Transmissora de Energia (i) (j)	-	-	959	829	-	-	-	(11,259)	(10,137)	(9,514)
Dividends	34,460	31,793	-	-	-	-	-	-	-	-
Guaraciaba Transmissora de Energia (i) (j)	-	-	436	383	-	-	-	(5,348)	(4,853)	(4,475)
Dividends	16,281	14,846	-	-	-	-	-	-	-	-
Paranaíba Transmissora de Energia (i) (j)	-	-	649	638	-	-	-	(8,141)	(6,514)	(6,595)
Dividends	-	5,962	-	-	-	-	-	-	-	-
Cantareira Transmissora de Energia (i) (j)	-	-	468	467	-	-	-	(5,912)	(5,403)	(1,618)
Dividends	6,547	7,286	-	-	-	-	-	-	-	-
Mata de Santa Genebra Transmissão (i) (j) (k)	4,034	2,035	990	10	17,636	16,449	6,600	(7,636)	(340)	-
Associates
Dona Francisca Energética S.A. (l)	13	40	1,436	1,436	162	145	-	(17,078)	(16,905)	(16,903)
Dividends	97	-	-	-	-	-	-	-	-	-
Foz do Chopim Energética Ltda. (c) (m)	216	209	-	-	2,675	2,538	2,668	-	-	-
Sercomtel S.A. Telecomunicações(n)	-	4,436	-	-	8,299	8,354	8,051	(4)	(21)	(4)
Key management staff
Fees and social security charges (Note 32.2)	-	-	-	-	-	-	-	(21,935)	(25,860)	(27,368)
Pension and healthcare plans (Note 23.3)	-	-	-	-	-	-	-	(1,116)	(1,560)	(1,725)
Other related parties
Fundação Copel(c)	40	9	-	-	315	285	299	-	-	-
Administrative property rental	-	-	1,836	14,662	-	-	-	(1,285)	(2,520)	(15,396)
Pension and healthcare plans (Note 23.3)	-	-	1,493,614	1,194,936	-	-	-	-	-	-
Lactec (c) (o)	5	4	2,747	1,507	771	746	-	(2,702)	(2,787)	(4,026)
Tecpar (c) (p)	11	9	-	-	862	81	68	-	-	-
Celepar (c) (q)	4	15	2	21	51	112	85	(50)	(5)	-
a)	The Luz Fraterna Program created under Law 491/2013 and 17,639/2013 establishes the payment of electricity consumption to benefit low-income families, residing in the State of Paraná, whose properties - consumer units - are used exclusively for residential purposes, whether in urban or rural areas, and fulfill the requirements established in articles 3 and 4 of this law.

In March 2018, the amount of R$ 159,274 was settled. The principal interest, fine and monetary restatement totaled R$ 158,849. For these charges on electricity bills for the period of September 2010 to June 2015, a lawsuit was filed against the State of Paraná on November 5, 2018, relating to the payment of invoices pursuant to State Law 14,087/2003. We highlight that despite the negotiations maintained by Management, seeking to settle this debt, uncertainties still exist regarding the realization of this asset and therefore, this asset was not recognized, therefore, in accordance with the current accounting standards. For the tax treatment, as determined by the Federal Revenue of Brazil in the Normative Instruction 1,753/2017, the Company has taxed this revenue.

Management further emphasizes that it is making all necessary efforts and taking all necessary measures to preserve the Company's interests.

The Tarifa Rural Noturna Program of the Paraná State Government is regulated by Decree 1,288, of April 30, 2019. This program provides for the payment by the State Government, to Copel Distribuição, of the amount corresponding to 60% of the active electricity tariff and of the charges resulting from this service, including an additional tariff flag, owned by the beneficiary consumers, included in the denominated night period consumption.

The Morar Bem Paraná Program was established by Decree 2,845/2011, and is an agreement between the State Government, the Companhia de Habitação do Paraná - Cohapar and Copel, which is managed by Cohapar. Copel's main assignment in this agreement is the construction of electricity distribution networks and service entrances for consumer units of housing estates.

b)	Reimbursement of wages and social charges for employees transferred to the Paraná State Government. Balances presented are net of expected credit loss.
c)	Revenue of Copel TEL from telecommunications services and lease of equipment and infrastructure. The balances presented are net of expected credit losses.
d)	The Sistema Meteorológico do Paraná - Simepar is a supplementary unit of the Independent Social Service Paraná Technology, linked to the State Department of Science, Technology and Higher Education. Simepar has contracts with Copel for services of weather forecast, meteorological reports, ampacity analysis, mapping and analyses of winds and atmospheric discharges.
e)	BNDES is the parent company of BNDES Participações S.A. - BNDESPAR, which owns Copel shares (Note 30.1). On December 22, 2018, the shareholder agreement between the State of Paraná and BNDESPAR, signed on December 22, 1998, was ended.
f)	BNDES and BNDESPAR acquired all the debentures issued by the subsidiaries Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus IV and Ventos de Santo Uriel.
g)	Basic sanitation provided by Sanepar.
h)	Operation and maintenance services agreement provided by Copel GeT, maturing on May 9, 2021. Transmission System Connection Agreement - CCT executed by Copel DIS, expiring by the end of the concession agreement of the distribution or transmission company, whichever takes place first.
i)	Charges for use of the transmission system due by Copel GeT, UEG Araucária and wind farms.
j)	Copel DIS maintains a Contract for the Use of Transmission System (Cust) with ONS and power transmission concession operators whose subject matter is the contracting of Transmission System Use Amount (Must). Contracting is permanent and is regulated by ANEEL Normative Resolution 666/2015. Amounts are defined for four subsequent years, with annual reviews.
k)	Agreements entered by Copel GeT: for operation and maintenance services, maturing on February 1, 2023, rendering of owner's engineering services, advisory and consulting services, expired on November 2020, and facility sharing, maturing on January 1, 2043.
l)	Connection to the transmission system contracts entered by Copel GeT, Costa Oeste and Marumbi, maturing on August 17, 2031 until July 21, 2048. Power purchase and sale agreement made by Copel GeT, maturing on March 31, 2025.
m)	Contracts entered into by Copel GeT: for operation and maintenance, maturing on May 23, 2025, and connection to the transmission system, maturing on January 1, 2043.
n)	The balances include the amount of income and expense for telecommunications services, resulting from contracts between Sercomtel S.A. Telecomunicações and Copel TEL, as well as revenue from a pole-sharing contract between Sercomtel S.A. Telecomunicações and Copel DIS. In December 2020, Sercomtel was sold, as detailed in Note 1.1.3, and, since then, it is no longer a related party to the Company.
o)	The Institute of Technology for Development (Lactec) is a Public Interest Civil Society Organization (OSCIP), in which Copel is an associate. Lactec has service and R&D contracts with Copel GeT, UEGA and Copel DIS, which are subject to prior or later control and approval by ANEEL. Copel COM provides services and sells energy to the institute.
p)	Energy sale agreement signed between Copel COM and the Paraná Institute of Technology (Tecpar), a public company of the State Government that supports innovation and economic and social development in Paraná and Brazil.
q)	Service agreements entered into with the Paraná Information Technology Company (Celepar), a mixed capital company that is part of the indirect administration of the State Government.

The relevant transactions with related parties are shown above. Transactions arising from operations in a regulated environment are billed according to the criteria and definitions established by the regulatory agents and other transactions are recorded according to the market prices practiced by the Company.

Copel's direct and indirect subsidiaries have short and long-term energy purchase and sale agreements entered into with each other, carried out in accordance with the criteria and definitions of the regulated environment. Both the balances of the transactions existing on December 31, 2020 and the balances of the commitments are eliminated between themselves when preparing the consolidated Financial Statements of the Company.

Additionally, Copel COM has energy sale contracts signed with the State Legislature of the State of Paraná, Tecpar and Lactec, which total R$ 9,232 in sales commitments.

36.1	Guarantees awarded to related parties

Sureties and guarantees granted by Copel to its subsidiaries for financing and debentures are informed in Notes 21 and 22.

Copel provided financial guarantees, in the form of corporate guarantee letter, for power purchase and transport agreements made by Copel GeT and its subsidiaries, in the total amount of R$ 4,307 (R$ 4,005 at December 31, 2019) and made by Copel Mercado Livre, in the amount of R$ 112,069 (R$ 21,846 at December 31, 2019).

Sureties and guarantees granted by Copel and Copel GeT for financing, debentures and insurance contracts of joint ventures are shown below:

			Date	Final	Amount	Balance	Interest	Amount
Company		Operation	issued	maturity	approved	12.31.2020%		guarantees
(1)	Caiuá Transmissora (a)	Financing	12.23.2013	02.15.2029	84,600	50,256	49.0	5,956
(2)	Guaraciaba Transmissora	Financing	09.28.2016	01.15.2031	440,000	351,596	49.0	172,282
(3)	Guaraciaba Transmissora	Debentures	07.15.2018	12.15.2030	118,000	123,946	49.0	60,734
(4)	Mata de Santa Genebra	Financing	11.30.2017	07.15.2033	1,018,500	1,112,282	50.1	557,253
(5)	Mata de Santa Genebra	Debentures	04.15.2019	11.15.2030	210,000	208,014	50.1	104,215
(6)	Cantareira Transmissora de Energia (a)	Financing	12.28.2016	09.15.2032	426,834	431,366	49.0	28,175
(7)	Cantareira Transmissora de Energia	Debentures	01.09.2018	08.15.2032	100,000	99,732	49.0	48,869
								977,484
(a) Guarantee awarded of fixed amount pursuant to the contractual provisions and formal requirements of the financial institution
Financial institution (fund provider): BNDES: (1) (2) (4) (6)
Allocation: Investment program
Guarantees: provided by Copel GeT: (1); provided by Copel: (2) (3) (4) (5) (6) (7).
Operation guarantee: pledge of shares held by Copel Get in the ventures.

Performance bond	Final	Amount	% endorsement	Amount
Company	maturity	Insured	Copel GeT	endorsement
Matrinchã Transmissora	02.15.2029	90,000	49.0	44,100
Mata de Santa Genebra	02.28.2022	78,300	50.1	39,228
				83,328